CONTRACTS RECEIVABLE, NET (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
USD [Member]
Statement [Line Items]
Before December 20, 2020	$ 745,376
In 2021	273,724
Total	1,019,100
RMB [Member]
Statement [Line Items]
Before December 20, 2020	5,193,777
In 2021	1,907,308
Total	$ 7,101,085